Issued Capital - Schedule of Ordinary Share Capital (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Schedule of Ordinary Share Capital [Line Items]
Balance, shares	3,431,434	3,410,434	[1]	20,524,754
Balance (in Dollars)	$ 68,844,716	$ 68,792,216		$ 65,332,091
Issuance of shares for cash, shares		21,000		299,998
Issuance of shares for cash (in Dollars)		$ 52,500		$ 36,365
Issuance of shares for services, shares	15,000			661,450
Issuance of shares for services (in Dollars)	$ 18,000			$ 348,485
Issuance of shares on acquisition of subsidiaries, shares				300,000
Issuance of shares on acquisition of subsidiaries (in Dollars)				$ 750,000
Issuance of shares on conversion of debts, shares				240,000
Issuance of shares on conversion of debts (in Dollars)				$ 600,000
Balance, shares	3,446,434	3,431,434		3,410,434	[1]
Balance (in Dollars)	$ 68,862,716	$ 68,844,716		$ 68,792,216
Total issue of shares prior to share consolidation, shares				21,486,202
Total issue of shares prior to share consolidation (in Dollars)				$ 65,716,941
1 for 10 share consolidation of our fully paid ordinary shares				(19,337,701)
Total issue of shares post share consolidation (in Dollars)				$ 65,716,941
Ordinary Share [Member]
Schedule of Ordinary Share Capital [Line Items]
Issuance of shares for cash, shares				607,817
Issuance of shares for cash (in Dollars)				$ 1,497,043
Issuance of shares for services, shares				114,116
Issuance of shares for services (in Dollars)				$ 228,232
Total issue of shares prior to share consolidation (in Dollars)				$ 65,716,941
Total issue of shares post share consolidation, shares				2,148,501
Total issue of shares post share consolidation (in Dollars)				$ 65,716,941

[1]	Retroactively applied the share consolidation of 10 for 1 share on October 16, 2023.